ACCRUED EXPENSES AND OTHER PAYABLES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER PAYABLES
Employee payroll and welfare payables	$ 55,240	$ 16,815
Contingent acquisition consideration payable	31,519	10,366
Accrued merger related cost	12,290
Accrued other operating expenses	6,074	1,946
Advance from customers	7,662	3,111
Subcontractors fees	7,507	3,043
Other payable	6,922	1,559
Accrued professional fees	2,136	1,670
Accrued rental expenses	2,815	801
Accrued travel expenses	2,262	1,124
Amount due to a related party	136
Total	$ 134,563	$ 40,435